Commitments (Details Textual) - BRL (R$) R$ in Thousands			1 Months Ended	12 Months Ended
	Aug. 28, 2018	Feb. 07, 2017	May 08, 2015	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Lease agreement - Partnership (II) [Member]
Commitments (Textual)
Partnership agreement, description				According to such agreement, the minimum quantity to be paid in the long term would correspond to 479,181 bags, of which 59,898 bags of soybean in up to one year, 299,488 bags of soybean from one to five years and 119,795 bags of soybean with more than five years up to the end of the agreement.
First agreement [Member]
Commitments (Textual)
Partnership agreement, description		The first agreement establishes an agricultural partnership to operate an area of around 15,000 hectares. The agricultural partnership is for 15 years from the date of the agreement and may be renewed for the same period.	According to this contract the quantity to be paid in the long term corresponds to 529,975 tons, of which 174,929 tons from one to five years and 355,046 tons for a period longer than five years up to the end of the agreement.
Second agreement [Member]
Commitments (Textual)
Partnership agreement, description		As consideration in this agreement, BrasilAgro undertakes to return, at the end of the agreement, the area specified in the partnership agreement together with sugarcane stubble crops with the capacity to produce 850,000 tons of sugarcane, in the crop year subsequent to the termination of the agricultural partnership agreement.	According to this contract the quantity to be paid in the long term corresponds to 53,845 tons, of which 18,604 tons in up to one year and 35,241 tons from one to five years.
Sugarcane Agricultural Partnership Agreement (IV) [Member]
Commitments (Textual)
Gross sugarcane sales				R$ 86,996	R$ 56,848	R$ 16,175
Total gross revenue, percentage				24.30%
Partnership agreement, description		The quantity to be paid corresponds to 10% of the entire production obtained in the area specified in the agreement and the initial base quantity to be produced in the area during the first year of the agreement was established at 850,000 tons. After this period, spanning between one and five years, the minimum quantity to be produced in the partnership areas is 4,500,000 tons of sugarcane, and from the sixth year to the termination of agreement, minimum production should be 1,250,000 tons of sugarcane per crop year.
Agricultural partnership agreement V [Member]
Commitments (Textual)
Partnership agreement, description	The Company signed a lease agreement for the use of an area of 23,500 hectares. The leased area is located in the city of Sao Felix do Araguaia, state of Mato Grosso, and the new farm will be called Partnership V. This agreement is for 10 crop years; the payment per crop year of the lease will be at least 9.39 soybean bags per hectare or 17% of the total production, whichever is higher.
Brenco [Member]
Commitments (Textual)
Gross sugarcane sales				R$ 73,500
Total gross revenue, percentage				20.50%